Offsetting of Financial Assets and Liabilities - Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements (Detail) $ in Thousands	Dec. 31, 2018 ARS ($)
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Assets, Gross Amount	$ 115,212,680
Financial Instrument Assets, Gross amounts set off in the balance sheet	6,530
Financial Instrument Assets, Net amounts presented in the balance sheet	115,206,150
Financial Instrument Assets, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Financial Instruments	0
Financial Instrument Assets, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Cash Collaterals Received	4,266,101
Financial Instrument Assets, Total Net Amount	110,940,049
Financial Instrument Liabilities, Gross Amount	38,736,906
Financial Instrument Liabilities, Gross amounts set off in the balance sheet	(6,530)
Financial Instrument Liabilities, Net amounts presented in the balance sheet	38,730,376
Financial Instrument Liabilities, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Financial Instruments	0
Financial Instrument Liabilities, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Cash Collaterals Received	4,266,101
Financial Instrument Liabilities, Total Net Amount	34,464,275
Credit Card Loans [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Assets, Gross Amount	113,420,510
Financial Instrument Assets, Net amounts presented in the balance sheet	113,420,510
Financial Instrument Assets, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Financial Instruments	0
Financial Instrument Assets, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Cash Collaterals Received	3,042,254
Financial Instrument Assets, Total Net Amount	110,378,256
Derivative Assets [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Assets, Gross Amount	1,792,170
Financial Instrument Assets, Gross amounts set off in the balance sheet	6,530
Financial Instrument Assets, Net amounts presented in the balance sheet	1,785,640
Financial Instrument Assets, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Financial Instruments	0
Financial Instrument Assets, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Cash Collaterals Received	1,223,847
Financial Instrument Assets, Total Net Amount	561,793
Derivative financial instruments [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Liabilities, Gross Amount	1,842,319
Financial Instrument Liabilities, Gross amounts set off in the balance sheet	(6,530)
Financial Instrument Liabilities, Net amounts presented in the balance sheet	1,835,789
Financial Instrument Liabilities, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Financial Instruments	0
Financial Instrument Liabilities, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Cash Collaterals Received	1,223,847
Financial Instrument Liabilities, Total Net Amount	611,942
Liabilities from financing of credit card purchases [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Liabilities, Gross Amount	36,894,587
Financial Instrument Liabilities, Net amounts presented in the balance sheet	36,894,587
Financial Instrument Liabilities, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Financial Instruments	0
Financial Instrument Liabilities, Amounts Subject to Master Netting Agreement Not Offset in the Financial Statements, Cash Collaterals Received	3,042,254
Financial Instrument Liabilities, Total Net Amount	$ 33,852,333